Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy - Moringa Acquisition Corp [Member] - USD ($)
	Jun. 30, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Money market funds held in Trust Account	$ 115,179,099	$ 115,006,372
Level 3 [Member]
Liabilities:
Private Warrant Liability	$ 28,804	$ 160,341